Note 18 - Employee Benefit Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	5.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 899	$ 1,177